Other assets	12 Months Ended
Mar. 31, 2012
Other assets

8. Other assets:

“Other assets” as of March 31, 2011 and 2012 comprised the following:

	Millions of yen
	2011	2012
Deposits	¥59,615	¥59,637
Deferred customer activation costs	72,214	75,657
Installment receivables for handsets (Non-current).	75,391	88,716
Allowance for doubtful accounts	(1,118)	(1,530)
Long-term bailment for consumption to a related party	20,000	10,000
Other	23,817	23,267

Total	¥249,919	¥255,747

Information regarding “Long-term bailment for consumption to a related party” is disclosed in Note 13.